Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	MFS SERIES TRUST V
Central Index Key	0000200489
Amendment Flag	false
Document Creation Date	Jan. 25, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Jan. 28, 2013
MFS International New Discovery Fund | MFS International New Discovery Fund | A
Risk/Return:
Trading Symbol	MIDAX
MFS International New Discovery Fund | MFS International New Discovery Fund | R4
Risk/Return:
Trading Symbol	MIDJX
MFS International New Discovery Fund | MFS International New Discovery Fund | 529A
Risk/Return:
Trading Symbol	EAIDX
MFS International New Discovery Fund | MFS International New Discovery Fund | 529B
Risk/Return:
Trading Symbol	EBIDX
MFS International New Discovery Fund | MFS International New Discovery Fund | 529C
Risk/Return:
Trading Symbol	ECIDX
MFS International New Discovery Fund | MFS International New Discovery Fund | B
Risk/Return:
Trading Symbol	MIDBX
MFS International New Discovery Fund | MFS International New Discovery Fund | C
Risk/Return:
Trading Symbol	MIDCX
MFS International New Discovery Fund | MFS International New Discovery Fund | I
Risk/Return:
Trading Symbol	MWNIX
MFS International New Discovery Fund | MFS International New Discovery Fund | R1
Risk/Return:
Trading Symbol	MIDGX
MFS International New Discovery Fund | MFS International New Discovery Fund | R2
Risk/Return:
Trading Symbol	MIDRX
MFS International New Discovery Fund | MFS International New Discovery Fund | R3
Risk/Return:
Trading Symbol	MIDHX
MFS International New Discovery Fund | MFS International New Discovery Fund | R5
Risk/Return:
Trading Symbol	MIDLX
MFS Research Fund | MFS Research Fund | A
Risk/Return:
Trading Symbol	MFRFX
MFS Research Fund | MFS Research Fund | R4
Risk/Return:
Trading Symbol	MFRJX
MFS Research Fund | MFS Research Fund | B
Risk/Return:
Trading Symbol	MFRBX
MFS Research Fund | MFS Research Fund | C
Risk/Return:
Trading Symbol	MFRCX
MFS Research Fund | MFS Research Fund | I
Risk/Return:
Trading Symbol	MRFIX
MFS Research Fund | MFS Research Fund | R1
Risk/Return:
Trading Symbol	MFRLX
MFS Research Fund | MFS Research Fund | R2
Risk/Return:
Trading Symbol	MSRRX
MFS Research Fund | MFS Research Fund | R3
Risk/Return:
Trading Symbol	MFRHX
MFS Research Fund | MFS Research Fund | R5
Risk/Return:
Trading Symbol	MFRKX
MFS Total Return Fund | MFS Total Return Fund | A
Risk/Return:
Trading Symbol	MSFRX
MFS Total Return Fund | MFS Total Return Fund | R4
Risk/Return:
Trading Symbol	MSFJX
MFS Total Return Fund | MFS Total Return Fund | 529A
Risk/Return:
Trading Symbol	EATRX
MFS Total Return Fund | MFS Total Return Fund | 529B
Risk/Return:
Trading Symbol	EBTRX
MFS Total Return Fund | MFS Total Return Fund | 529C
Risk/Return:
Trading Symbol	ECTRX
MFS Total Return Fund | MFS Total Return Fund | B
Risk/Return:
Trading Symbol	MTRBX
MFS Total Return Fund | MFS Total Return Fund | C
Risk/Return:
Trading Symbol	MTRCX
MFS Total Return Fund | MFS Total Return Fund | I
Risk/Return:
Trading Symbol	MTRIX
MFS Total Return Fund | MFS Total Return Fund | R1
Risk/Return:
Trading Symbol	MSFFX
MFS Total Return Fund | MFS Total Return Fund | R2
Risk/Return:
Trading Symbol	MTRRX
MFS Total Return Fund | MFS Total Return Fund | R3
Risk/Return:
Trading Symbol	MSFHX
MFS Total Return Fund | MFS Total Return Fund | R5
Risk/Return:
Trading Symbol	MSFKX